DISTRIBUTION EXPENSES (Schedule of Distribution Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of distribution expenses [Abstract]
Labor and related	$ 1,335	$ 998	$ 1,023
Call center	728	781	641
Processing fees	3,962	2,207	2,421
Other	660	266	434
Total	$ 6,685	$ 4,252	$ 4,519